RESTRUCTURING AND ACQUISITION-RELATED COSTS	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
RESTRUCTURING AND ACQUISITION-RELATED COSTS
RESTRUCTURING AND ACQUISITION-RELATED COSTS:

Restructuring and acquisition-related costs are presented in the following table, and are comprised of costs directly related to the closure of business locations or the relocation of business activities, significant changes in management structure, as well as transaction, exit, and integration costs incurred pursuant to business acquisitions.

	2017	2016

Employee termination and benefit costs	$3,958	$5,006
Exit, relocation and other costs	13,805	7,898
Loss on disposal of property, plant and equipment related to exit activities	930	1,119
Loss on disposal or transfer of assets held for sale	—	597
Remeasurement of contingent consideration in connection with a business acquisition	—	(6,176)
Acquisition-related transaction costs	4,201	3,302
	$22,894	$11,746

Restructuring and acquisition-related costs in fiscal 2017 related primarily to the following: the American Apparel business acquisition, including transaction costs and integration costs relating to the relocation of acquired assets and the re-launching of this brand's direct-to-consumer e-commerce site; the consolidation of the Company's West Coast distribution centres for Printwear brands pursuant to the acquisitions of American Apparel and Alstyle; the Company's internal organizational realignment of its Branded Apparel business unit, including severance costs, legal fees, and other professional fees; the rationalization of the Company's remaining retail store outlets, including lease exit costs, severance costs, and the write-off of leasehold improvement assets; transaction costs relating to other business acquisitions completed or evaluated during fiscal 2017; and the completion of the integration of prior years' business acquisitions, primarily for the integration of Alstyle and Peds.

Restructuring and acquisition-related costs in fiscal 2016 related primarily to costs incurred in connection with the integration of acquired businesses, including the Alstyle and Peds acquisitions, the completion of the integration of other businesses acquired in previous years, involving consolidation of customer service, distribution, and administrative functions, and costs incurred in connection with the rationalization of our retail store outlets as part of our overall direct-to-consumer channel strategy. Restructuring and acquisition-related costs also included transaction costs related to the acquisitions of Alstyle and Peds. Restructuring and acquisition-related costs were partially offset by a gain on the re-measurement of the fair value of contingent consideration in connection with the Doris acquisition.